Related Parties Transactions (Details) - USD ($)		1 Months Ended				3 Months Ended		12 Months Ended
	May 08, 2020	Jun. 16, 2022	Jan. 31, 2022	Jul. 19, 2017	Feb. 24, 2015	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 01, 2021	Sep. 30, 2021	Sep. 07, 2021	Jul. 01, 2021	Jul. 01, 2020
Related Parties Transactions (Details) [Line Items]
Current amount		$ 1,000,000
Bears interest		5.00%
Working capital percentage		6.40%
Conversion price, description		The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.
Balance of outstanding loans						$ 500,000		$ 500,000	$ 33,520
Accrued interest						$ 19,984		13,819	13,701
Due from rgene amounted									1,889
Maturity date				Jul. 18, 2019		Nov. 30, 2022
Loan agreement total amount			$ 507,000
loan agreements						$ 88,091
Interest rate			6.50%
Research fee						308,650.58
Loan agreement, description											The advances bear interest rate of 12% per annum.
Due amount						113,863		112,822
Outstanding advance						525,104		188,753
Outstanding principal and accrued interest						152,848		151,450	168,131
Interest expenses						4,896	$ 5,312	$ 21,378	$ 22,779
Discount of stock price									12.00%
Related parties transactions, description		the Company entered into a one-year convertible loan agreement with Rgene, with a principal amount of $1,000,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.
Interest rate percentage								6.50%
Due from amount								$ 112,822	$ 124,972
Aggregated amount	$ 150,000
Advanced amount	$ 150,000
Minimum [Member]
Related Parties Transactions (Details) [Line Items]
Ownership percentage								0.00%
Interest rate								12.00%
Maximum [Member]
Related Parties Transactions (Details) [Line Items]
Ownership percentage								1.00%
Interest rate								13.6224%
BioFirst (Australia) [Member]
Related Parties Transactions (Details) [Line Items]
Balance of outstanding loans						313,606		$ 275,901
Accrued interest						$ 1,132,070
Due from rgene amounted												$ 250,000				$ 361,487
Interest rate percentage													6.50%
Loan settled amount															$ 67,873
Ownership percentage						6.50%
Research fee								1,028,556
Aggregate working capital								275,901	132,443
Jiangs [Member] | Minimum [Member]
Related Parties Transactions (Details) [Line Items]
Ownership percentage						0.00%
Jiangs [Member] | Maximum [Member]
Related Parties Transactions (Details) [Line Items]
Ownership percentage						1.00%
BHK Co Development Agreement [Member]
Related Parties Transactions (Details) [Line Items]
Loan agreement, description					The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.
BioFirst [Member]
Related Parties Transactions (Details) [Line Items]
Balance of outstanding loans								188,753	188,753
Accrued interest								$ 40,878	40,878
Interest rate								1.00%
Loan agreement, description										The advances bear interest 1% per month (or equivalent to 12% per annum).
Discount of stock price								12.00%
Loan								$ 147,875	147,875
Jiangs [Member]
Related Parties Transactions (Details) [Line Items]
Outstanding advance						$ 19,789		19,789	18,750
Rgene [Member]
Related Parties Transactions (Details) [Line Items]
Accrued interest								13,819
Due from rgene amounted									$ 49,110
Interest rate									1.00%
BioFirst (Australia) [Member]
Related Parties Transactions (Details) [Line Items]
Accrued interest								$ 1,028,556	$ 491,816
Due from rgene amounted												$ 250,000				$ 361,487
Maturity date								Nov. 30, 2022
Ownership percentage								6.50%
Interest rate percentage													6.50%
Total loan amount														$ 67,873
BHK Co Development Agreement [Member]
Related Parties Transactions (Details) [Line Items]
Loan agreement, description					The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK.
BioLite Japan [Member]
Related Parties Transactions (Details) [Line Items]
Outstanding advance								$ 0	$ 150,000
Interest rate percentage	0.00%